Note 12 - Income Tax and Social Contribution	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of income tax and social contribution [text block]
12.	INCOME TAX AND SOCIAL CONTRIBUTION

Income taxes reported in the income statement are analyzed as follows:

	2017	2016	2015
Income tax expense - current	(5,332.3)	(413.9)	(1,227.8)

Deferred tax expense on temporary differences	891.9	(732.5)	(2,192.4)
Deferred tax over taxes losses carryforwards movements in the current period	(638.9)	831.4	(214.0)
Total deferred tax (expense)/income	253.0	98.9	(2,406.4)

Total income tax expenses	(5,079.3)	(315.0)	(3,634.2)

The reconciliation from the weighted nominal to the effective tax rate is summarized as follows:

	2017	2016	2015
Income before tax	12,929.8	13,398.4	16,513.4
Adjustment on taxable basis
Non-taxable income	(310.9)	(392.0)	(999.9)
Government grants related to sales taxes	(1,889.1)	(1,528.6)	(1,360.7)
Share of results of joint ventures	3.1	5.0	(3.1)
Non-deductible expenses	91.1	539.3	415.9
Complement of income tax of foreign subsidiaries due in Brazil	560.4	148.0	1,965.2
Results of intercompany transactions non-taxable/not deductible in Brazil	(547.5)	640.7	(1,313.2)
	10,836.9	12,810.8	15,217.6
Aggregated weighted nominal tax rate	29.22%	30.16%	31.59%
Taxes payable – nominal rate	(3,166.6)	(3,864.0)	(4,806.9)
Adjustment on tax expense
Regional incentives - income taxes	304.6	264.5	257.8
Deductible interest on shareholders' equity	1,649.0	1,867.7	1,646.1
Tax savings from goodwill amortization on tax books	175.2	142.0	142.4
Withholding tax over undistributed profits	(356.9)	153.1	(672.4)
Recognition / write-off of deferred charges on tax losses	(178.9)	796.7	138.1
PERT 2017	(2,784.7)	-	-
Others with reduced taxation	(721.0)	325.0	(339.3)
Income tax and social contribution expense	(5,079.3)	(315.0)	(3,634.2)
Effective tax rate	39.28%	2.35%	22.01%

The main events that impacted the effective tax rate in the period were:

▪
Government subsidy on sales taxes: The reduction of tax expense reflects the deductibility of investment subsidies arising from deferred and presumed ICMS credits.

▪
Deductible Interest on net equity: Under Brazilian law, companies have the option to distribute interest on equity (“JCP”), calculated based on the long-term interest rate (“TJLP”), Which are deductible for income tax purposes under the applicable legislation, which amount to be distributed until now is
R$4,869.8,
of which
R$4,850.1
are deductible and the tax impact is
R$1,649.0.

▪
Withholding tax on dividends: the variance is mainly driven by two
factors (i) reversal of the provision related to withholding tax on unremitted earnings of Argentinean subsidiaries in
2016
due to a change in the local law that exempts the payment of dividends from withholding tax; and (ii) constitution of provision and exchange variation effect related to withholding tax on unremitted earnings of Canadian subsidiaries of approximately R$
145
million, as opposed to the approximated amount of R$
5
million in the same period of the previous year.

▪
Amongst the contingencies covered by the Federal Tax Amnesty Program (“PERT
2017”
), there is a litigation whose purpose was to discuss the Presumed Profit method used by CRBS (
one
of Ambev’s subsidiaries in Brazil) to calculate its Corporate Income Taxes (namely, “IRPJ” and “CSLL”). The total amount booked as an expense, after the conversion of the Provisional Measure
783/2017
into Law, was R$
2,926
million (principal, fine and interests), being R$
2,785
million booked as non-recurring expenses under Corporate Income Tax and R$
141
million under Financial Results.